Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Period End Date	Dec. 31, 2023
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Equifax do Brasil S.A.
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001956746
Entity Common Stock, Shares Outstanding	10,858,270
Entity File Number	333-270310
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Tamboré, 267
Entity Address, Address Line Two	Edifício Canopus Corporate Alphaville, 15th floor
Entity Address, Address Line Three	Torre Sul, unit 151-A Parte, Barueri
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	06460-000
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young Auditores Independentes S/S Ltda.	Ernst & Young LLP
Auditor Firm ID	1448	42
Auditor Location	São Paulo, Brazil	Atlanta, Georgia
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	John W. Gamble
Contact Personnel Email Address	john.gamble@equifax.com
Entity Address, Address Line One	Avenida Tamboré, 267
Entity Address, Address Line Two	Edifício Canopus Corporate Alphaville, 15th floor
Entity Address, Address Line Three	Torre Sul, unit 151-A Parte, Barueri
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	06460-000
City Area Code	404
Local Phone Number	885-8000